Expense Example - FidelityNewJerseyMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - FidelityNewJerseyMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - Fidelity New Jersey Municipal Income Fund - Fidelity New Jersey Municipal Income Fund
Jan. 29, 2025 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567